Condensed Consolidated Statements of Changes in Shareholder's Equity (Deficit) (Unaudited) (USD $) In Thousands	Total	Common Stock	Retained Deficit	Accumulated Other Comprehensive Income (Loss)
Beginning balance at Dec. 31, 2011	$ 265,651	$ 320,000	$ (19,870)	$ (34,479)
Net income (loss)	6,853		6,853
Other comprehensive income, net of tax	18,169			18,169
Ending balance at Mar. 31, 2012	290,673	320,000	(13,017)	(16,310)
Beginning balance at Dec. 31, 2012	271,161	320,038	(5,243)	(43,634)
Net income (loss)	(5,057)		(5,057)
Other comprehensive income, net of tax	497			497
Ending balance at Mar. 31, 2013	$ 266,601	$ 320,038	$ (10,300)	$ (43,137)